Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.7%
		Basic Industry - Chemicals—0.8%
$ 90,000		Albemarle Corp., 4.150%, 12/1/2024	$96,115
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	102,358
85,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	85,543
200,000		RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	217,327
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	331,452
		TOTAL	832,795
		Basic Industry - Metals & Mining—1.8%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	262,905
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	41,237
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	154,321
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, 144A, 4.875%, 10/7/2020	254,820
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	292,655
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	237,851
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	325,002
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.300%, 8/1/2032	177,088
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.550%, 4/15/2026	110,436
		TOTAL	1,856,315
		Basic Industry - Paper—0.9%
150,000	[1]	International Paper Co., Sr. Unsecd. Note, 3.000%, 2/15/2027	152,789
300,000		International Paper Co., Sr. Unsecd. Note, 4.400%, 8/15/2047	312,529
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	153,628
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	143,810
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	140,244
		TOTAL	903,000
		Capital Goods - Aerospace & Defense—2.5%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.400%, 4/15/2021	155,233
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	242,049
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.050%, 6/15/2025	394,879
100,000		Embraer SA, Sr. Unsecd. Note, 5.150%, 6/15/2022	106,001
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.950%, 2/15/2027	177,102
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	250,056
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	386,324
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	777,476
136,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 3.893% (3-month USLIBOR +1.735%), 2/15/2042	103,106
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	53,497
		TOTAL	2,645,723
		Capital Goods - Building Materials—0.6%
100,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	101,212
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	126,871
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	224,347
170,000		Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	172,740
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,080
		TOTAL	629,250
		Capital Goods - Construction Machinery—0.5%
480,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	495,082

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—4.1%
$1,900,000		General Electric Co., Sr. Unsecd. Note, 3.375%, 3/11/2024	$1,956,537
110,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	110,527
60,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	64,974
245,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	269,681
600,000		United Technologies Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	679,548
350,000		United Technologies Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	402,892
525,000		Valmont Industries, Inc., 5.250%, 10/1/2054	538,685
240,000		Wabtec Corp., Sr. Unsecd. Note, 3.450%, 11/15/2026	242,809
		TOTAL	4,265,653
		Capital Goods - Packaging—0.9%
180,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	188,459
65,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	67,183
80,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.500%, 11/1/2023	85,920
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	276,325
120,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	126,017
150,000		WestRock Co., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	159,922
		TOTAL	903,826
		Communications - Cable & Satellite—2.0%
440,000		CCO Safari II LLC, 6.484%, 10/23/2045	536,906
380,000		Charter Communications Operating LLC, 5.375%, 5/1/2047	414,184
300,000	[1]	Charter Communications, Inc., 4.200%, 3/15/2028	316,097
165,000		Cox Communications, Inc., Sr. Unsecd. Note, 144A, 3.350%, 9/15/2026	170,593
300,000		Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	302,451
300,000		Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	323,938
		TOTAL	2,064,169
		Communications - Media & Entertainment—3.1%
200,000		CBS Corp., 3.700%, 8/15/2024	209,356
200,000		CBS Corp., 4.900%, 8/15/2044	225,169
190,000		CBS Corp., Sr. Unsecd. Note, Series WI, 3.700%, 6/1/2028	198,251
400,000		Discovery Communications LLC, Sr. Unsecd. Note, 3.950%, 3/20/2028	417,203
370,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	411,496
135,000		Fox Corp., Sr. Unsecd. Note, 144A, 4.709%, 1/25/2029	154,217
375,000		Fox Corp., Sr. Unsecd. Note, 144A, 5.576%, 1/25/2049	476,975
250,000		Grupo Televisa S.A., 6.625%, 3/18/2025	293,024
250,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 5/13/2045	267,187
70,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 3/15/2022	72,356
305,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	316,357
200,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.650%, 11/1/2024	210,769
		TOTAL	3,252,360
		Communications - Telecom Wireless—3.0%
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	267,432
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	109,782
200,000		American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	221,135
280,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	328,651
400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.450%, 2/15/2026	439,080
200,000		Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	248,674
300,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	303,698
330,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	340,675
230,000		Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	248,944

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$580,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$673,420
	TOTAL	3,181,491
	Communications - Telecom Wirelines—5.5%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2027	816,823
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	483,965
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	316,185
800,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	937,536
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	234,932
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	210,008
240,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	292,939
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	55,470
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	828,460
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	435,492
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	323,981
210,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	248,370
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	641,208
	TOTAL	5,825,369
	Consumer Cyclical - Automotive—2.8%
470,000	Fiat Chrysler Automobiles NV, Sr. Unsecd. Note, 5.250%, 4/15/2023	503,041
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	200,985
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	250,406
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.350%, 11/1/2022	250,452
200,000	General Motors Co., Sr. Unsecd. Note, 4.000%, 4/1/2025	205,798
455,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	449,901
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	125,959
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.300%, 7/13/2025	260,338
300,000	General Motors Financial Co., Inc., Unsecd. Note, 3.500%, 11/7/2024	303,940
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/12/2021	206,761
200,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.250%, 11/13/2023	213,238
	TOTAL	2,970,819
	Consumer Cyclical - Retailers—3.8%
100,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	108,051
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.500%, 1/15/2022	83,489
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	138,271
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	56,868
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	53,008
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	422,182
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	1,002,342
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	593,462
300,000	Dollar General Corp., Sr. Unsecd. Note, 4.125%, 5/1/2028	328,391
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/1/2025	335,270
450,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	467,026
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	344,609
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	115,851
	TOTAL	4,048,820
	Consumer Cyclical - Services—0.8%
350,000	Expedia Group, Inc., Sr. Unsecd. Note, 3.800%, 2/15/2028	366,676
450,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 8/1/2028	502,425
	TOTAL	869,101

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—7.7%
$1,000,000		Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	$1,191,453
100,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/2046	120,176
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.439%, 10/6/2048	565,518
500,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	582,712
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	122,469
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	284,883
250,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	313,670
290,000		Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	297,133
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	215,094
365,000		General Mills, Inc., Sr. Unsecd. Note, 4.550%, 4/17/2038	418,442
80,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	93,752
200,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	208,100
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	312,166
150,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	172,156
250,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	253,945
220,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.417%, 5/25/2025	240,472
250,000	[1]	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 5.085%, 5/25/2048	295,616
475,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	470,380
330,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	313,846
250,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	263,368
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	262,335
140,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.650%, 10/3/2021	138,695
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	311,056
256,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 3.500%, 3/15/2025	268,988
200,000		Tyson Foods, Inc., 3.950%, 8/15/2024	214,343
185,000		Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	196,235
		TOTAL	8,127,003
		Consumer Non-Cyclical - Health Care—1.9%
155,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	153,664
120,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	122,852
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	223,155
55,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	58,240
300,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	355,049
204,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	235,910
40,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	41,410
300,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	300,330
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.950%, 9/19/2026	257,762
250,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.100%, 8/15/2047	282,438
		TOTAL	2,030,810
		Consumer Non-Cyclical - Pharmaceuticals—3.8%
227,000		Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	247,546
400,000		Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	516,799
300,000		AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	302,315
500,000		AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	557,448
250,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	261,344
200,000		Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.250%, 12/15/2025	213,689
100,000		Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	108,033
500,000		Celgene Corp., Sr. Unsecd. Note, 3.900%, 2/20/2028	549,687
375,000		Celgene Corp., Sr. Unsecd. Note, 5.000%, 8/15/2045	471,172

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$190,000		Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	$190,937
600,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	421,500
300,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.100%, 10/1/2046	189,375
		TOTAL	4,029,845
		Consumer Non-Cyclical - Supermarkets—0.4%
300,000		Kroger Co., Bond, 6.900%, 4/15/2038	394,075
		Consumer Non-Cyclical - Tobacco—1.6%
200,000		Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	219,505
500,000		Altria Group, Inc., Sr. Unsecd. Note, 5.950%, 2/14/2049	589,034
200,000		Bat Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	192,356
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	332,660
300,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	372,334
		TOTAL	1,705,889
		Energy - Independent—3.9%
200,000		Apache Corp., Sr. Unsecd. Note, 4.250%, 1/15/2030	203,334
500,000		Apache Corp., Sr. Unsecd. Note, 4.375%, 10/15/2028	513,250
590,000	[1]	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	619,076
390,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	397,490
175,000		Cimarex Energy Co., Sr. Unsecd. Note, 4.375%, 3/15/2029	184,367
500,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	520,348
1,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	1,008,713
400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.450%, 7/15/2024	407,545
180,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.550%, 3/15/2026	203,672
		TOTAL	4,057,795
		Energy - Integrated—0.7%
250,000		Husky Energy, Inc., 4.000%, 4/15/2024	262,021
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	252,964
100,000		Petro-Canada, Bond, 5.350%, 7/15/2033	121,620
130,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	135,655
		TOTAL	772,260
		Energy - Midstream—6.8%
400,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	425,276
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2025	107,869
100,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	126,959
600,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	646,976
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	269,374
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	293,566
250,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	275,041
200,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	215,510
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.850%, 3/15/2044	575,234
40,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	40,929
400,000		Kinder Morgan Energy Partners LP, 4.250%, 9/1/2024	429,375
495,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	608,184
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	326,315
300,000		Kinder Morgan, Inc., Sr. Unsecd. Note, 5.200%, 3/1/2048	346,202
80,000		MPLX LP, Sr. Unsecd. Note, 144A, 4.250%, 12/1/2027	84,988
395,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	417,139
200,000		MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	204,897
500,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	543,252

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$290,000		TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	$302,665
200,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	201,852
290,000		Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	304,066
400,000		Williams Partners LP, Sr. Unsecd. Note, 4.850%, 3/1/2048	429,935
		TOTAL	7,175,604
		Energy - Refining—1.2%
200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	209,423
150,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	187,084
190,000		Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	226,846
140,000		Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	148,957
400,000		Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	444,824
		TOTAL	1,217,134
		Financial Institution - Banking—7.4%
410,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	434,165
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	212,347
300,000		Bank of America Corp., Sub. Note, Series L, 4.183%, 11/25/2027	323,035
800,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	850,378
500,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.750%, 3/9/2027	526,310
255,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	269,608
180,000		Citigroup, Inc., 4.125%, 7/25/2028	193,956
250,000		Citigroup, Inc., 5.500%, 9/13/2025	283,437
750,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	789,564
250,000		Citizens Financial Group, Inc., Sub. Note, 144A, 4.150%, 9/28/2022	259,521
180,000		Citizens Financial Group, Inc., Sub. Note, 4.300%, 12/3/2025	192,641
150,000		Citizens Financial Group, Inc., Sub. Note, 4.350%, 8/1/2025	160,594
200,000		Comerica, Inc., 3.800%, 7/22/2026	212,062
200,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	208,427
120,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	126,586
200,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	219,136
900,000		Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	965,567
40,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	42,218
450,000		Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	504,597
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	184,399
410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	415,157
150,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	151,600
200,000		SunTrust Bank, Inc., Sub. Note, Series BKNT, 3.300%, 5/15/2026	207,732
		TOTAL	7,733,037
		Financial Institution - Broker/Asset Mgr/Exchange—0.5%
190,000		Cantor Fitzgerald LP, Bond, Series 144A 7.875%, 10/15/2019	190,379
300,000		Stifel Financial Corp., 4.250%, 7/18/2024	316,103
		TOTAL	506,482
		Financial Institution - Finance Companies—1.3%
500,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	557,467
300,000		Discover Bank, Sub. Note, Series BKNT, 8.700%, 11/18/2019	302,330
400,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	420,270
70,000		Macquarie Group Ltd., Sr. Unsecd. Note, 144A, 6.000%, 1/14/2020	70,742
		TOTAL	1,350,809
		Financial Institution - Insurance - Health—1.3%
500,000		CIGNA Corp., Sr. Unsecd. Note, 3.750%, 7/15/2023	523,347

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Health—continued
$500,000		CIGNA Corp., Sr. Unsecd. Note, 4.125%, 11/15/2025	$539,106
250,000		CIGNA Corp., Sr. Unsecd. Note, 4.900%, 12/15/2048	287,121
		TOTAL	1,349,574
		Financial Institution - Insurance - Life—1.3%
75,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	108,442
300,000		American International Group, Inc., 4.500%, 7/16/2044	334,489
255,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	273,079
100,000	[1]	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	107,122
110,000		Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	157,109
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.250%, 2/15/2020	202,787
100,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	161,186
50,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	72,626
		TOTAL	1,416,840
		Financial Institution - Insurance - P&C—1.1%
500,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	540,810
120,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	168,248
13,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	13,794
412,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	460,201
		TOTAL	1,183,053
		Financial Institution - REIT - Apartment—0.9%
160,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	171,598
150,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	157,802
100,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	102,864
70,000		UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	73,258
250,000		UDR, Inc., Series MTN, 3.750%, 7/1/2024	263,926
200,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	211,329
		TOTAL	980,777
		Financial Institution - REIT - Healthcare—1.4%
400,000		Healthcare Trust of America, 3.700%, 4/15/2023	413,742
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	244,619
300,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	314,534
500,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	545,738
		TOTAL	1,518,633
		Financial Institution - REIT - Office—0.3%
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	105,660
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	96,453
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	107,938
		TOTAL	310,051
		Financial Institution - REIT - Other—1.0%
160,000		Liberty Property LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	178,956
300,000		Liberty Property LP, Sr. Unsecd. Note, 4.400%, 2/15/2024	323,214
175,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	185,376
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	321,001
		TOTAL	1,008,547
		Financial Institution - REIT - Retail—1.2%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	140,917
80,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	82,755
290,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 4/1/2027	308,322
170,000		Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	184,756

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$460,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	$452,404
45,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	46,364
		TOTAL	1,215,518
		Technology—6.0%
1,050,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/15/2024	1,069,364
60,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	61,881
840,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	947,975
190,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	190,463
250,000		Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.950%, 6/15/2023	262,592
100,000		Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.600%, 8/15/2021	101,939
200,000		Experian Finance PLC., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2029	224,883
90,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.750%, 5/21/2029	97,740
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	395,420
285,000	[1]	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	301,822
310,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	314,037
100,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	103,102
70,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.450%, 12/15/2024	72,572
450,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	485,790
155,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	171,117
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.640%, 2/6/2024	212,791
200,000		Micron Technology, Inc., Sr. Unsecd. Note, 4.975%, 2/6/2026	215,603
350,000		Molex Electronics Technologies LLC, Unsecd. Note, 144A, 3.900%, 4/15/2025	365,595
160,000		Total System Services, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	176,858
80,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	88,964
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	165,441
220,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	231,061
		TOTAL	6,257,010
		Transportation - Railroads—0.9%
100,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	141,508
200,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.450%, 3/15/2023	214,442
305,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	312,483
200,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.700%, 5/1/2048	239,381
		TOTAL	907,814
		Transportation - Services—1.9%
330,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	419,073
200,000		FedEx Corp., Sr. Unsecd. Note, 3.100%, 8/5/2029	199,236
550,000		FedEx Corp., Sr. Unsecd. Note, 4.050%, 2/15/2048	541,599
400,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.950%, 3/10/2025	422,828
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.875%, 6/1/2022	254,199
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	206,767
		TOTAL	2,043,702
		Utility - Electric—5.5%
130,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	137,691
80,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	84,128
95,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.950%, 12/15/2022	96,980
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	289,515
195,000		Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	199,778
130,000		Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	143,920
240,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	241,339

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$300,000	EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	$310,570
300,000	Electricite de France SA, Jr. Sub. Note, 144A, 5.625%, 7/22/2068	311,465
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	452,350
290,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	317,034
200,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	227,221
100,000	Exelon Corp., Sr. Unsecd. Note, 3.950%, 6/15/2025	107,320
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	212,212
242,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	246,162
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.950%, 3/30/2028	654,989
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	309,610
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	212,200
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	318,140
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	112,528
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	258,230
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.950%, 3/15/2024	211,261
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, 144A, 5.375%, 5/1/2021	206,424
80,000	TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	80,991
	TOTAL	5,742,058
	Utility - Natural Gas—1.6%
300,000	Enbridge Energy Partners LP, 5.875%, 10/15/2025	349,725
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	94,707
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	205,731
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.950%, 9/15/2027	133,173
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/1/2021	93,278
300,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 2/1/2028	310,229
200,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 6/15/2024	208,679
250,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	277,681
	TOTAL	1,673,203
	TOTAL CORPORATE BONDS (IDENTIFIED COST $92,128,599)	99,451,296
	FOREIGN GOVERNMENTS/AGENCIES—3.5%
	Sovereign—3.5%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	477,000
400,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	414,004
855,000	Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	950,333
700,000	Mexico, Government of, 3.750%, 1/11/2028	721,000
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	216,500
206,000	Mexico, Government of, Series MTN, 6.750%, 9/27/2034	277,070
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.600%, 1/30/2025	311,550
190,000	Peru, Government of, 6.550%, 3/14/2037	277,639
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,298,917)	3,645,096
	REPURCHASE AGREEMENT—1.0%
	Financial Institution - Banking—1.0%
1,108,000	Interest in $667,000,000 joint repurchase agreement 2.300%, dated 9/30/2019 under which Bank of America, N.A. will repurchase securities provided as collateral for $667,042,614 on 10/1/2019. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2045 and the market value of those underlying securities was $680,383,466. (IDENTIFIED COST $1,108,000)	1,108,000

Principal Amount or Shares		Value
	INVESTMENT COMPANY—1.5%
1,582,755	Federated Government Obligations Fund, Premier Shares, 1.89%[3] (IDENTIFIED COST $1,582,755)	$1,582,755
	TOTAL INVESTMENT IN SECURITIES—100.7% (IDENTIFIED COST $98,118,271)	105,787,147
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(774,200)
	TOTAL NET ASSETS—100%	$105,012,947
At September 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Notes 2-Year Long Futures	75	$16,162,500	December 2019	$(49,980)
5U.S. Treasury Notes 5-Year Short Futures	20	$2,382,969	December 2019	$15,041
5U.S. Treasury Notes 10-Year Short Futures	30	$3,909,375	December 2019	$43,523
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$8,584
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,960,898 and $6,471,638, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares*
Balance of Shares Held 12/31/2018	—
Purchases/Additions	2,557,425
Sales/Reductions	(974,670)
Balance of Shares Held 9/30/2019	1,582,755
Value	$1,582,755
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$—
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$1,532,690	$1,582,755
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$99,451,296	$—	$99,451,296
Foreign Governments/Agencies	—	3,645,096	—	3,645,096
Repurchase Agreement	—	1,108,000	—	1,108,000
Investment Company	1,582,755	—	—	1,582,755
TOTAL SECURITIES	$1,582,755	$104,204,392	$—	$105,787,147
Other Financial Instruments:[1]
Assets	$58,564	$—	$—	$58,564
Liabilities	(49,980)	—	—	(49,980)
TOTAL OTHER FINANCIAL INSTRUMENTS	$8,584	$—	$—	$8,584
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust